SHARE-BASED COMPENSATION - Fair Value Of Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assumptions used to estimate the fair value
Risk-free interest rate, minimum	4.22%	4.18%	3.38%
Risk-free interest rate, maximum	4.49%	4.59%	4.86%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range, minimum	76.40%	73.30%	72.60%
Expected volatility range, maximum	77.20%	75.60%	73.10%
Exercise multiple, minimum	$ 2.2	$ 2.2	$ 2.2
Exercise multiple, maximum	$ 2.8	$ 2.8	$ 2.8
Contractual life (in years)	10 years	10 years	10 years